Annual Total Returns[BarChart] - Invesco Select Risk Moderately Conservative Investor Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.77%	11.28%	5.58%	5.01%	(3.07%)	6.63%	7.87%	(4.50%)	14.39%	10.23%